Condensed Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 19,587	$ 25,634	$ 26,156	$ 56,200	$ 55,199
Prepaid expenses and other assets	24,623	19,345		21,526
Deferred tax asset		1,434		8,294
Total current assets	126,855	129,973		152,238
Investment in subsidiaries, at equity	10,751	11,080		12,267
Long-term deferred tax asset				2,150
Other long-term assets	18,971	24,478		22,894
Total assets	947,281	977,745		1,046,860
Current liabilities:
Accrued liabilities	30,257	34,609		29,581
Total current liabilities	88,707	96,895		64,971
Long-term deferred tax liability, net	16,526	24,614		91,431
Other long-term liabilities	633	3,072		449
Total liabilities	780,604	855,290		680,684
Stockholders' equity:
Common stock	819	728		726
Additional paid-in capital	153,789	52,155		363,130
Accumulated earnings	10,951	70,414		3,638
Accumulated other comprehensive loss, net of tax of $0 and $13	1,118	(842)		(1,318)
Total stockholders' equity	166,677	122,455		366,176	339,613
Total liabilities and stockholders' equity	947,281	977,745		1,046,860
EVERTEC
Current assets:
Cash		557		2,677
Prepaid expenses and other assets		6,378
Deferred tax asset		1,396		8,294
Total current assets		8,331		10,971
Investment in subsidiaries, at equity		133,325		353,055
Long-term deferred tax asset				2,150
Other long-term assets		2,847
Total assets		144,503		366,176
Current liabilities:
Accrued liabilities		1,414
Total current liabilities		1,414
Long-term deferred tax liability, net		17,787
Other long-term liabilities		2,847
Total liabilities		22,048
Stockholders' equity:
Common stock		728		726
Additional paid-in capital		52,155		363,130
Accumulated earnings		70,414		3,638
Accumulated other comprehensive loss, net of tax of $0 and $13		(842)		(1,318)
Total stockholders' equity		122,455		366,176
Total liabilities and stockholders' equity		$ 144,503		$ 366,176